Summary of Significant Accounting Policies - Summary of The Consolidated Statement of Operations and Comprehensive Loss (Detail) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification [Line Items]
Operating loss	$ (998,689)				$ (5,401,608)	$ (1,042,637)
Net loss	(17,630,095)	$ 160,624,560	$ (81,470,011)		142,994,465	(185,775,870)
Previously Reported [Member]
Reclassification [Line Items]
Net loss			$ (42,685)			$ (1,042,637)
Cypress Holdings Inc And Subsidiaries [Member]
Reclassification [Line Items]
Revenues	166,789,000			$ 150,716,000	324,578,000		$ 309,924,000	$ 633,063,000	$ 616,084,000	$ 569,772,000
Cost of revenues	45,512,000			49,982,000	90,105,000		104,944,000	208,717,000	225,649,000	212,797,000
Selling and marketing	21,551,000			17,702,000	40,968,000		39,181,000	74,710,000	82,109,000	73,830,000
Operating loss	22,001,000			15,616,000	29,240,000		29,763,000	76,980,000	(166,202,000)	24,913,000
Income tax benefit	(2,375,000)			331,000	704,000		9,711,000	4,679,000	67,293,000	3,023,000
Net loss	$ 3,816,000			$ (1,961,000)	$ (1,268,000)		$ (27,213,000)	$ (16,876,000)	$ (210,340,000)	$ (55,031,000)
Net loss per share attributable to Class A and Class B common stockholders - basic and diluted								$ (11.40)	$ (142.28)	$ (37.22)
Cypress Holdings Inc And Subsidiaries [Member] | As Reported [Member]
Reclassification [Line Items]
Cost of revenues									$ 191,868,000
Cypress Holdings Inc And Subsidiaries [Member] | Previously Reported [Member]
Reclassification [Line Items]
Revenues									616,084,000
Cost of revenues									192,286,000
Selling and marketing									88,912,000
Operating loss									(173,423,000)
Income tax benefit									69,040,000
Net loss									$ (215,814,000)
Net loss per share attributable to Class A and Class B common stockholders - basic and diluted									$ (145.98)
Cypress Holdings Inc And Subsidiaries [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Reclassification [Line Items]
Cost of revenues									$ (418,000)
Selling and marketing									(6,803,000)
Operating loss									7,221,000
Income tax benefit									(1,747,000)
Net loss									$ 5,474,000
Net loss per share attributable to Class A and Class B common stockholders - basic and diluted									$ 3.70